Schedule of Investments (unaudited) September 30, 2023	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 25.1%
AbbVie, Inc.	118,806	$17,709,222
Abcam PLC, ADR(a)	73,298	1,658,734
Affinivax, Inc., (Acquired 08/18/22, Cost: $0)(b)(c)	6,331	83,822
Alkermes PLC(a)	34,121	955,729
Alnylam Pharmaceuticals, Inc.(a)	16,485	2,919,494
Amgen, Inc.(d)	77,296	20,774,073
Argenx SE, ADR(a)	15,933	7,833,141
BeiGene Ltd., ADR(a)	6,675	1,200,632
Biogen, Inc.(a)	40,606	10,436,148
BioMarin Pharmaceutical, Inc.(a)	45,161	3,995,845
Biomea Fusion, Inc.(a)(e)	9,387	129,165
Blueprint Medicines Corp.(a)(e)	27,582	1,385,168
Cerevel Therapeutics Holdings, Inc.(a)	21,559	470,633
CureVac NV(a)	21,425	146,333
Exact Sciences Corp.(a)	19,351	1,320,125
Frequency Therapeutics, Inc.(a)	28,060	10,273
Genesis Therapeutics, Series B, (Acquired 08/10/23, Cost: $292,001)(b)(c)	57,170	292,139
Genmab A/S(a)	2,927	1,036,306
Genmab A/S, ADR(a)	19,943	703,390
Gilead Sciences, Inc.	191,020	14,315,039
Horizon Therapeutics PLC(a)	7,942	918,810
Immuneering Corp., Class A(a)(e)	14,456	111,022
Immunocore Holdings PLC, ADR(a)	12,497	648,594
ImmunoGen, Inc.(a)	18,545	294,309
Incyte Corp.(a)	27,851	1,608,952
Ionis Pharmaceuticals, Inc.(a)	28,640	1,299,110
Kartos Therapeutics, Series C, (Acquired 08/22/23, Cost: $485,124)(b)(c)	85,817	484,866
Karuna Therapeutics, Inc.(a)	2,627	444,199
Legend Biotech Corp., ADR(a)	32,098	2,156,023
Merus NV(a)	23,470	553,423
Mirati Therapeutics, Inc.(a)	15,747	685,939
Moderna, Inc.(a)	35,676	3,684,974
Monte Rosa Therapeutics, Inc.(a)	28,575	136,874
MoonLake Immunotherapeutics, Class A(a)(e)	18,137	1,033,809
Morphic Holding, Inc.(a)	7,827	179,317
Neurocrine Biosciences, Inc.(a)	9,808	1,103,400
Nuvalent, Inc., Class A(a)(e)	13,886	638,339
PMV Pharmaceuticals, Inc.(a)	17,490	107,389
Prime Medicine, Inc.(a)	22,929	218,743
Protagonist Therapeutics, Inc.(a)	27,836	464,305
Prothena Corp. PLC(a)	6,689	322,744
PTC Therapeutics, Inc.(a)	19,817	444,099
Regeneron Pharmaceuticals, Inc.(a)	9,307	7,659,289
REVOLUTION Medicines, Inc.(a)	27,479	760,619
Rhythm Pharmaceuticals, Inc.(a)	52,156	1,195,676
Rocket Pharmaceuticals, Inc.(a)(e)	18,343	375,848
Sarepta Therapeutics, Inc.(a)	36,858	4,467,927
Seagen, Inc.(a)	23,547	4,995,496
Tenaya Therapeutics, Inc.(a)	25,502	65,030
Ultragenyx Pharmaceutical, Inc.(a)	6,890	245,629
Vaxcyte, Inc.(a)	12,030	613,289
Vertex Pharmaceuticals, Inc.(a)	50,484	17,555,306
Viking Therapeutics, Inc.(a)	17,352	192,087

		143,040,847

Health Care Equipment & Supplies — 22.0%
Abbott Laboratories(d)	111,877	10,835,287

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Alcon, Inc.	96,464	$7,433,516
Align Technology, Inc.(a)	8,875	2,709,715
Baxter International, Inc.	114,339	4,315,154
Becton Dickinson & Co.	39,171	10,126,879
Boston Scientific Corp.(a)	448,724	23,692,627
Cooper Cos., Inc.	13,642	4,338,292
Dexcom, Inc.(a)	28,933	2,699,449
Edwards Lifesciences Corp.(a)	31,779	2,201,649
Envista Holdings Corp.(a)	22,246	620,219
GE HealthCare Technologies, Inc.(a)	42,353	2,881,698
Glaukos Corp.(a)	5,329	401,007
Hologic, Inc.(a)	11,604	805,318
IDEXX Laboratories, Inc.(a)	7,516	3,286,521
Inspire Medical Systems, Inc.(a)	5,782	1,147,380
Intuitive Surgical, Inc.(a)	63,275	18,494,650
Masimo Corp.(a)	15,144	1,327,826
Medtronic PLC	108,446	8,497,829
Novocure Ltd.(a)	29,303	473,243
Omnicell, Inc.(a)	5,435	244,792
Orchestra BioMed Holdings, Inc.(a)	18,076	157,623
Penumbra, Inc.(a)	19,885	4,810,380
STERIS PLC	9,997	2,193,542
Stryker Corp.	41,712	11,398,638

		125,093,234

Health Care Providers & Services — 18.8%
Cencora, Inc.	62,148	11,184,776
Centene Corp.(a)	53,074	3,655,737
Cigna Group	30,521	8,731,142
Elevance Health, Inc.(d)	20,402	8,883,439
Guardant Health, Inc.(a)	15,095	447,416
HCA Healthcare, Inc.	21,723	5,343,423
Humana, Inc.	15,630	7,604,308
McKesson Corp.	25,848	11,240,003
Quest Diagnostics, Inc.	28,824	3,512,493
UnitedHealth Group, Inc.(d)	91,808	46,288,675

		106,891,412

Life Sciences Tools & Services — 8.9%
10X Genomics, Inc., Class A(a)	10,133	417,986
Agilent Technologies, Inc.	23,561	2,634,591
Avantor, Inc.(a)	88,349	1,862,397
Bio-Techne Corp.	10,888	741,146
Danaher Corp.	58,051	14,402,453
Illumina, Inc.(a)	8,195	1,125,010
IQVIA Holdings, Inc.(a)	17,083	3,361,080
Mettler-Toledo International, Inc.(a)	890	986,182
Nautilus Biotechnology, Inc.(a)(e)	16,560	52,330
QIAGEN NV(a)	33,183	1,343,912
Rapid Micro Biosystems, Inc., Class A(a)	20,561	22,206
Repligen Corp.(a)	8,125	1,291,956
Thermo Fisher Scientific, Inc.	32,829	16,617,055
West Pharmaceutical Services, Inc.	15,807	5,930,944

		50,789,248

Pharmaceuticals — 20.9%
Adarx Pharamaceuticals, Series C, (Acquired 08/02/23, Cost: $440,003)(b)(c)	52,885	440,003
AstraZeneca PLC	24,864	3,353,766
Bristol-Myers Squibb Co.	42,427	2,462,463
Catalent, Inc.(a)	20,853	949,437
Daiichi Sankyo Co. Ltd.	34,800	952,730

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc.(a)	97,264	$1,093,247
Eli Lilly & Co.	93,857	50,413,411
Johnson & Johnson(d)	70,368	10,959,816
Merck & Co., Inc.(d)	220,252	22,674,944
Novo Nordisk A/S, Class B	65,899	6,000,182
Pfizer, Inc.(d)	285,801	9,480,019
Sanofi	26,788	2,876,368
Structure Therapeutics, Inc.(a)	13,208	665,947
Structure Therapeutics, Inc.	34,983	436,938
Zoetis, Inc., Class A	35,344	6,149,149

		118,908,420

Total Common Stocks — 95.7% (Cost: $381,804,638)		544,723,161

	Benefical Interest (000)

Other Interests

Health Care Providers & Services — 0.0%
Afferent Pharmaceuticals, Inc.(b)(c)	$190	150,226

Total Other Interests — 0.0% (Cost: $ — )		150,226

	Shares

Preferred Securities

Preferred Stocks — 0.6%(b)(c)

Biotechnology — 0.1%
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)	44,167	167,834
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $224,200)	190,000	64,600
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	307,849
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $260,568)(a)	106,790	152,710

		692,993

Health Care Equipment & Supplies — 0.3%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $595,999)	101,741	246,213
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	1,149,946
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	92,580	113,874

		1,510,033

Health Care Providers & Services — 0.0%
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)	4,243,029	274,377

Health Care Technology — 0.1%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $907,000)	89,892	895,324

Security	Shares	Value

Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	$372,903

		3,745,630

Total Preferred Securities — 0.6% (Cost: $5,276,327)		3,745,630

Rights

Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(a)(b)	14,359	40,062

Total Rights — 0.0% (Cost: $14,646)		40,062

Warrants

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(a)	4,201	840

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)	4,050	405

Total Warrants — 0.0% (Cost: $14,030)		1,245

Total Long-Term Investments — 96.3% (Cost: $387,109,641)		548,660,324

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(f)(g)	23,332,546	23,332,546
SL Liquidity Series, LLC, Money Market Series, 5.52%(f)(g)(h)	1,120,174	1,120,510

Total Short-Term Securities — 4.3% (Cost: $24,453,010)		24,453,056

Total Investments Before Options Written — 100.6% (Cost: $411,562,651)		573,113,380

Options Written — (0.5)% (Premiums Received: $(4,485,992))		(3,006,156)

Total Investments, Net of Options Written — 100.1% (Cost: $407,076,659)		570,107,224

Liabilities in Excess of Other Assets — (0.1)%		(754,641)

Net Assets — 100.0%		$569,352,583

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,196,686, representing 0.9% of its net assets as of period end, and an original cost of $6,493,455.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Trust (BME)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$23,195,315	$137,231	(a)	$—	$—	$—	$23,332,546	23,332,546	$835,664		$—
SL Liquidity Series, LLC, Money Market Series	675,980	443,881	(a)	—	868	(219)	1,120,510	1,120,174	24,744	(b)	—

					$868	$(219)	$24,453,056		$860,408		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Cencora, Inc.	55	10/02/23	USD	191.50	USD	990	$(2)
Avantor, Inc.	130	10/03/23	USD	22.50	USD	274	(172)
Abbott Laboratories	170	10/06/23	USD	107.00	USD	1,646	(8,840)
AbbVie, Inc.	120	10/06/23	USD	149.00	USD	1,789	(20,880)
Align Technology, Inc.	8	10/06/23	USD	380.00	USD	244	(2,080)
Baxter International, Inc.	97	10/06/23	USD	43.00	USD	366	(485)
Biogen, Inc.	66	10/06/23	USD	280.00	USD	1,696	(23,760)
Bristol-Myers Squibb Co.	74	10/06/23	USD	64.00	USD	429	(296)
Centene Corp.	56	10/06/23	USD	67.00	USD	386	(12,460)
Cigna Group	14	10/06/23	USD	290.00	USD	400	(2,555)
GE HealthCare Technologies, Inc.	160	10/06/23	USD	72.00	USD	1,089	(1,200)
Humana, Inc.	11	10/06/23	USD	470.00	USD	535	(20,350)
Illumina, Inc.	20	10/06/23	USD	170.00	USD	275	(8,600)
Intuitive Surgical, Inc.	48	10/06/23	USD	325.00	USD	1,403	(960)
Johnson & Johnson	37	10/06/23	USD	170.00	USD	576	(74)
McKesson Corp.	41	10/06/23	USD	435.00	USD	1,783	(19,475)
Medtronic PLC	122	10/06/23	USD	84.00	USD	956	(976)
Merck & Co., Inc.	223	10/06/23	USD	112.00	USD	2,296	(669)
UnitedHealth Group, Inc.	143	10/06/23	USD	505.00	USD	7,210	(70,070)
Baxter International, Inc.	97	10/13/23	USD	42.88	USD	366	(253)
Danaher Corp.	90	10/13/23	USD	265.00	USD	2,233	(4,725)
Eli Lilly & Co.	78	10/13/23	USD	560.00	USD	4,190	(23,400)
Gilead Sciences, Inc.	346	10/13/23	USD	76.00	USD	2,593	(24,739)
Intuitive Surgical, Inc.	58	10/13/23	USD	305.00	USD	1,695	(11,310)
Johnson & Johnson	84	10/13/23	USD	165.00	USD	1,308	(924)
Moderna, Inc.	29	10/13/23	USD	116.00	USD	300	(1,479)
Thermo Fisher Scientific, Inc.	73	10/13/23	USD	560.00	USD	3,695	(35,040)
Vertex Pharmaceuticals, Inc.	40	10/13/23	USD	360.00	USD	1,391	(8,100)
10X Genomics, Inc., Class A	9	10/20/23	USD	50.00	USD	37	(293)
AbbVie, Inc.	101	10/20/23	USD	150.00	USD	1,506	(19,998)
Alcon, Inc.	143	10/20/23	USD	82.50	USD	1,102	(7,865)
Align Technology, Inc.	10	10/20/23	USD	335.00	USD	305	(1,975)
Alkermes PLC	59	10/20/23	USD	29.00	USD	165	(2,803)
Alkermes PLC	14	10/20/23	USD	31.00	USD	39	(1,470)
Alnylam Pharmaceuticals, Inc.	39	10/20/23	USD	210.00	USD	691	(1,853)
Amgen, Inc.	127	10/20/23	USD	270.00	USD	3,413	(61,912)

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Argenx SE, ADR	29	10/20/23	USD	540.00	USD	1,426	$(11,672)
Avantor, Inc.	130	10/20/23	USD	22.50	USD	274	(3,250)
Baxter International, Inc.	8	10/20/23	USD	40.00	USD	30	(180)
Becton Dickinson & Co.	100	10/20/23	USD	275.00	USD	2,585	(4,250)
BeiGene Ltd., ADR	19	10/20/23	USD	220.00	USD	342	(1,188)
Biogen, Inc.	65	10/20/23	USD	270.00	USD	1,671	(13,487)
BioMarin Pharmaceutical, Inc.	62	10/20/23	USD	95.00	USD	549	(4,805)
Bio-Techne Corp.	21	10/20/23	USD	85.00	USD	143	(420)
Blueprint Medicines Corp.	44	10/20/23	USD	60.00	USD	221	(770)
Boston Scientific Corp.	952	10/20/23	USD	52.58	USD	5,027	(116,913)
Catalent, Inc.	41	10/20/23	USD	50.00	USD	187	(1,435)
Cencora, Inc.	97	10/20/23	USD	191.71	USD	1,746	(5,200)
Centene Corp.	62	10/20/23	USD	65.00	USD	427	(30,690)
Cerevel Therapeutics Holdings, Inc.	49	10/20/23	USD	22.50	USD	107	(2,450)
Cigna Group	25	10/20/23	USD	295.00	USD	715	(7,125)
Cooper Cos., Inc.	25	10/20/23	USD	390.00	USD	795	(3,125)
Dexcom, Inc.	109	10/20/23	USD	115.00	USD	1,017	(1,363)
Edwards Lifesciences Corp.	50	10/20/23	USD	82.50	USD	346	(875)
Elanco Animal Health, Inc.	185	10/20/23	USD	13.00	USD	208	(1,388)
Eli Lilly & Co.	141	10/20/23	USD	540.00	USD	7,574	(173,077)
Envista Holdings Corp.	84	10/20/23	USD	30.00	USD	234	(1,890)
Exact Sciences Corp.	36	10/20/23	USD	92.50	USD	246	(180)
Exact Sciences Corp.	37	10/20/23	USD	85.00	USD	252	(1,480)
Gilead Sciences, Inc.	226	10/20/23	USD	76.00	USD	1,694	(22,939)
Glaukos Corp.	9	10/20/23	USD	77.50	USD	68	(1,575)
Guardant Health, Inc.	57	10/20/23	USD	40.00	USD	169	(1,140)
HCA Healthcare, Inc.	32	10/20/23	USD	275.00	USD	787	(1,280)
Hologic, Inc.	21	10/20/23	USD	75.00	USD	146	(998)
Humana, Inc.	14	10/20/23	USD	485.00	USD	681	(18,340)
IDEXX Laboratories, Inc.	28	10/20/23	USD	530.00	USD	1,224	(7,280)
Immunocore Holdings PLC, ADR	29	10/20/23	USD	65.00	USD	151	(725)
Incyte Corp.	66	10/20/23	USD	65.00	USD	381	(14,190)
Inspire Medical Systems, Inc.	21	10/20/23	USD	240.00	USD	417	(1,365)
Intuitive Surgical, Inc.	75	10/20/23	USD	320.00	USD	2,192	(19,687)
Ionis Pharmaceuticals, Inc.	29	10/20/23	USD	42.50	USD	132	(9,715)
IQVIA Holdings, Inc.	76	10/20/23	USD	220.00	USD	1,495	(2,850)
Karuna Therapeutics, Inc.	9	10/20/23	USD	195.00	USD	152	(855)
Legend Biotech Corp., ADR	67	10/20/23	USD	75.00	USD	450	(7,537)
Masimo Corp.	41	10/20/23	USD	120.00	USD	359	(3,075)
McKesson Corp.	33	10/20/23	USD	420.00	USD	1,435	(62,865)
Medtronic PLC	129	10/20/23	USD	82.50	USD	1,011	(6,321)
Merck & Co., Inc.	105	10/20/23	USD	110.00	USD	1,081	(1,785)
Merck & Co., Inc.	194	10/20/23	USD	109.00	USD	1,997	(5,141)
Mettler-Toledo International, Inc.	3	10/20/23	USD	1,280.00	USD	332	(705)
Moderna, Inc.	31	10/20/23	USD	106.00	USD	320	(10,772)
MoonLake Immunotherapeutics, Class A	34	10/20/23	USD	70.00	USD	194	(3,485)
Morphic Holding, Inc.	19	10/20/23	USD	60.00	USD	44	(570)
Neurocrine Biosciences, Inc.	31	10/20/23	USD	110.00	USD	349	(13,795)
Nuvalent, Inc., Class A	26	10/20/23	USD	60.00	USD	120	(7,085)
Nuvalent, Inc., Class A	26	10/20/23	USD	65.00	USD	120	(4,355)
Omnicell, Inc.	16	10/20/23	USD	60.00	USD	72	(400)
Penumbra, Inc.	37	10/20/23	USD	270.00	USD	895	(4,532)
Pfizer, Inc.	406	10/20/23	USD	37.50	USD	1,347	(1,015)
Prothena Corp. PLC	25	10/20/23	USD	65.00	USD	121	(3,750)
PTC Therapeutics, Inc.	75	10/20/23	USD	42.00	USD	168	(36,000)
Quest Diagnostics, Inc.	77	10/20/23	USD	130.00	USD	938	(1,155)
Regeneron Pharmaceuticals, Inc.	10	10/20/23	USD	845.00	USD	823	(9,600)
REVOLUTION Medicines, Inc.	70	10/20/23	USD	35.00	USD	194	(35,000)
Rhythm Pharmaceuticals, Inc.	99	10/20/23	USD	25.75	USD	227	(4,881)
Rocket Pharmaceuticals, Inc.	37	10/20/23	USD	17.50	USD	76	(12,025)
Seagen, Inc.	45	10/20/23	USD	210.00	USD	955	(19,575)
STERIS PLC	19	10/20/23	USD	230.00	USD	417	(4,323)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Stryker Corp.	4	10/20/23	USD	290.00	USD	109	$(450)
Stryker Corp.	106	10/20/23	USD	300.00	USD	2,897	(6,625)
Ultragenyx Pharmaceutical, Inc.	14	10/20/23	USD	40.00	USD	50	(2,030)
Vaxcyte, Inc.	22	10/20/23	USD	55.00	USD	112	(3,355)
Vertex Pharmaceuticals, Inc.	70	10/20/23	USD	360.00	USD	2,434	(19,950)
Viking Therapeutics, Inc.	65	10/20/23	USD	18.00	USD	72	(4,875)
West Pharmaceutical Services, Inc.	12	10/20/23	USD	390.00	USD	450	(4,890)
Zoetis, Inc.	134	10/20/23	USD	185.00	USD	2,331	(7,370)
Abbott Laboratories	255	10/27/23	USD	104.00	USD	2,470	(14,152)
Align Technology, Inc.	7	10/27/23	USD	365.00	USD	214	(1,698)
Baxter International, Inc.	55	10/27/23	USD	41.00	USD	208	(1,238)
Boston Scientific Corp.	767	10/27/23	USD	56.00	USD	4,050	(24,927)
Bristol-Myers Squibb Co.	87	10/27/23	USD	60.00	USD	505	(4,394)
Cigna Group	38	10/27/23	USD	295.00	USD	1,087	(14,250)
Danaher Corp.	63	10/27/23	USD	265.00	USD	1,563	(13,545)
Gilead Sciences, Inc.	141	10/27/23	USD	77.00	USD	1,057	(15,087)
Humana, Inc.	31	10/27/23	USD	480.00	USD	1,508	(54,715)
Illumina, Inc.	11	10/27/23	USD	170.00	USD	151	(550)
Johnson & Johnson	146	10/27/23	USD	165.00	USD	2,274	(8,030)
McKesson Corp.	22	10/27/23	USD	440.00	USD	957	(16,500)
Medtronic PLC	71	10/27/23	USD	83.00	USD	556	(1,988)
Merck & Co., Inc.	300	10/27/23	USD	109.00	USD	3,089	(19,350)
Moderna, Inc.	75	10/27/23	USD	114.00	USD	775	(14,887)
Pfizer, Inc.	340	10/27/23	USD	35.00	USD	1,128	(9,180)
Thermo Fisher Scientific, Inc.	55	10/27/23	USD	530.00	USD	2,784	(32,450)
UnitedHealth Group, Inc.	205	10/27/23	USD	490.00	USD	10,336	(472,012)
Alcon, Inc.	136	11/02/23	USD	83.00	USD	1,048	(6,754)
AbbVie, Inc.	112	11/03/23	USD	155.00	USD	1,669	(17,808)
Baxter International, Inc.	177	11/03/23	USD	39.00	USD	668	(20,355)
Biogen, Inc.	23	11/03/23	USD	270.00	USD	591	(11,615)
Cigna Group	38	11/03/23	USD	300.00	USD	1,087	(15,770)
Danaher Corp.	63	11/03/23	USD	260.00	USD	1,563	(29,925)
Eli Lilly & Co.	141	11/03/23	USD	555.00	USD	7,574	(184,005)
Intuitive Surgical, Inc.	59	11/03/23	USD	310.00	USD	1,725	(38,350)
Medtronic PLC	61	11/03/23	USD	84.37	USD	478	(1,921)
Align Technology, Inc.	8	11/10/23	USD	340.00	USD	244	(6,840)
Amgen, Inc.	166	11/10/23	USD	280.00	USD	4,461	(66,400)
Regeneron Pharmaceuticals, Inc.	25	11/10/23	USD	860.00	USD	2,057	(41,750)
10X Genomics, Inc., Class A	20	11/17/23	USD	60.00	USD	83	(3,000)
10X Genomics, Inc., Class A	9	11/17/23	USD	55.00	USD	37	(293)
AbbVie, Inc.	118	11/17/23	USD	160.00	USD	1,759	(11,800)
Agilent Technologies, Inc.	90	11/17/23	USD	120.00	USD	1,006	(13,275)
Alcon, Inc.	87	11/17/23	USD	85.00	USD	670	(23,272)
Alkermes PLC	19	11/17/23	USD	33.00	USD	53	(1,425)
Alkermes PLC	15	11/17/23	USD	32.00	USD	42	(750)
Argenx SE, ADR	29	11/17/23	USD	540.00	USD	1,426	(42,775)
Avantor, Inc.	75	11/17/23	USD	23.50	USD	158	(2,928)
Becton Dickinson & Co.	48	11/17/23	USD	270.00	USD	1,241	(18,000)
BeiGene Ltd., ADR	6	11/17/23	USD	220.00	USD	108	(2,205)
BioMarin Pharmaceutical, Inc.	40	11/17/23	USD	90.00	USD	354	(16,400)
Biomea Fusion, Inc.	35	11/17/23	USD	17.50	USD	48	(4,200)
Bio-Techne Corp.	20	11/17/23	USD	77.00	USD	136	(2,782)
Blueprint Medicines Corp.	60	11/17/23	USD	55.00	USD	301	(9,900)
Cencora, Inc.	23	11/17/23	USD	185.00	USD	414	(8,625)
Cerevel Therapeutics Holdings, Inc.	32	11/17/23	USD	25.00	USD	70	(1,280)
Cooper Cos., Inc.	26	11/17/23	USD	360.00	USD	827	(2,730)
Edwards Lifesciences Corp.	95	11/17/23	USD	77.50	USD	658	(9,500)
Elevance Health, Inc.	76	11/17/23	USD	460.00	USD	3,309	(61,560)
HCA Healthcare, Inc.	50	11/17/23	USD	290.00	USD	1,230	(3,500)
Hologic, Inc.	23	11/17/23	USD	75.00	USD	160	(1,783)
Immunocore Holdings PLC, ADR	18	11/17/23	USD	60.00	USD	93	(3,420)
Incyte Corp.	63	11/17/23	USD	65.00	USD	364	(2,048)

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Ionis Pharmaceuticals, Inc.	79	11/17/23	USD	43.62	USD	358	$(26,893)
Medtronic PLC	29	11/17/23	USD	85.00	USD	227	(1,291)
MoonLake Immunotherapeutics, Class A	34	11/17/23	USD	70.00	USD	194	(12,750)
Morphic Holding, Inc.	30	11/17/23	USD	60.00	USD	69	(4,500)
Neurocrine Biosciences, Inc.	6	11/17/23	USD	120.00	USD	68	(1,215)
Omnicell, Inc.	15	11/17/23	USD	60.00	USD	68	(638)
Penumbra, Inc.	30	11/17/23	USD	308.00	USD	726	(7,817)
Pfizer, Inc.	340	11/17/23	USD	34.00	USD	1,128	(29,240)
Quest Diagnostics, Inc.	32	11/17/23	USD	135.00	USD	390	(960)
Repligen Corp.	30	11/17/23	USD	180.00	USD	477	(10,350)
REVOLUTION Medicines, Inc.	34	11/17/23	USD	30.00	USD	94	(14,790)
Rhythm Pharmaceuticals, Inc.	98	11/17/23	USD	25.60	USD	225	(11,801)
Rocket Pharmaceuticals, Inc.	32	11/17/23	USD	30.00	USD	66	(640)
Seagen, Inc.	44	11/17/23	USD	210.00	USD	933	(37,840)
STERIS PLC	18	11/17/23	USD	240.00	USD	395	(5,940)
Stryker Corp.	105	11/17/23	USD	310.00	USD	2,869	(12,600)
Ultragenyx Pharmaceutical, Inc.	12	11/17/23	USD	45.00	USD	43	(1,500)
Vaxcyte, Inc.	23	11/17/23	USD	55.00	USD	117	(5,577)
Vertex Pharmaceuticals, Inc.	77	11/17/23	USD	370.00	USD	2,678	(39,655)
West Pharmaceutical Services, Inc.	48	11/17/23	USD	410.00	USD	1,801	(25,440)
Cencora, Inc.	52	12/15/23	USD	195.00	USD	936	(9,750)

							$(2,870,571)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Alkermes PLC	Goldman Sachs International	2,200	10/02/23	USD	29.71	USD	62	$(17)
Daiichi Sankyo Co. Ltd.	Citibank N.A.	13,200	10/03/23	JPY	4,550.03	JPY	54,005	(76)
Abcam PLC, ADR	Barclays Bank PLC	5,900	10/05/23	USD	22.98	USD	134	(2,550)
Genmab A/S, ADR	Morgan Stanley & Co. International PLC	7,500	10/17/23	USD	38.68	USD	265	(2,332)
AstraZeneca PLC	Goldman Sachs International	6,700	10/19/23	GBP	109.24	GBP	741	(28,592)
Novo Nordisk A/S, Class B	Goldman Sachs International	20,800	10/19/23	DKK	683.61	DKK	13,360	(13,301)
Sanofi	Goldman Sachs International	4,700	10/19/23	EUR	101.19	EUR	477	(9,563)
Elanco Animal Health, Inc.	Goldman Sachs International	9,200	11/01/23	USD	12.97	USD	103	(1,482)
Masimo Corp.	UBS AG	1,600	11/02/23	USD	110.24	USD	140	(1,795)
Legend Biotech Corp., ADR	UBS AG	5,400	11/06/23	USD	69.81	USD	363	(19,302)
Novo Nordisk A/S, Class B	Goldman Sachs International	1,900	11/08/23	DKK	666.32	DKK	1,220	(4,674)
AstraZeneca PLC	Barclays Bank PLC	2,800	11/09/23	GBP	112.26	GBP	310	(10,184)
QIAGEN NV	Citibank N.A.	12,600	11/13/23	USD	42.94	USD	510	(12,710)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	1,900	11/14/23	DKK	676.10	DKK	1,220	(4,524)
Genmab A/S, ADR	Goldman Sachs International	1,100	11/16/23	DKK	2,653.28	DKK	2,747	(9,487)
Sanofi	Morgan Stanley & Co. International PLC	5,400	11/16/23	EUR	103.71	EUR	548	(11,544)
Glaukos Corp.	Citibank N.A.	1,100	11/27/23	USD	81.52	USD	83	(3,452)

								$(135,585)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$141,143,714	$1,036,306	$860,827	$143,040,847
Health Care Equipment & Supplies	125,093,234	—	—	125,093,234
Health Care Providers & Services	106,891,412	—	—	106,891,412
Life Sciences Tools & Services	50,789,248	—	—	50,789,248
Pharmaceuticals	104,848,433	13,619,984	440,003	118,908,420
Other Interests	—	—	150,226	150,226
Preferred Securities
Preferred Stocks	—	—	3,745,630	3,745,630
Rights	—	—	40,062	40,062
Warrants	1,245	—	—	1,245
Short-Term Securities
Money Market Funds	23,332,546	—	—	23,332,546
Liabilities
Investments
Unfunded SPAC PIPE Commitments(a)	—	—	(37,335)	(37,335)

	$552,099,832	$14,656,290	$5,199,413	571,955,535

Investments Valued at NAV(b)				1,120,510

				$573,076,045

Derivative Financial Instruments(c)
Liabilities
Equity Contracts	$(2,682,254)	$(323,902)	$—	$(3,006,156)

(a)	Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation		Portfolio Abbreviation

DKK	Danish Krone	ADR	American Depositary Receipt

EUR	Euro	CVR	Contingent Value Right

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

7